Revenues from Contracts with Customers - Balances from Contracts with Customers in Fee Business (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Apr. 01, 2018
Contract with Customer, Asset and Liability [Abstract]
Trade Notes, Accounts and Other Receivable	¥ 161,884	¥ 154,590
Contract assets (Included in Other Assets)	2,277	1,058
Contract liabilities (Included in Other Liabilities)	¥ 45,371	¥ 45,545